Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,750,000	[1],[2]
Proposed Maximum Offering Price per Unit	26.47	[3]
Maximum Aggregate Offering Price	$ 72,792,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,744.17
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Represents an additional 2,750,000 shares of common stock available for future issuance under the InvenTrust Properties Corp. Amended 2015 Incentive Award Plan.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s common stock as reported on The New York Stock Exchange on July 29, 2024.

(4)	The Registrant does not have any fee offsets.

[1]	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
[2]	Represents an additional 2,750,000 shares of common stock available for future issuance under the InvenTrust Properties Corp. Amended 2015 Incentive Award Plan.
[3]	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s common stock as reported on The New York Stock Exchange on July 29, 2024.